Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document type	6-K
Entity registrant name	FRONTLINE PLC
Entity central index key	0000913290
Current fiscal year end date	--12-31
Document fiscal year focus	2026
Document period end date	Jun. 30, 2026
Document fiscal period focus	Q2
Amendment flag	false